UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-1596
FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2005 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

ENERGY — 21.3%
ENSCO International Incorporated	2,331,800	$83,361,850
National Oilwell Varco, Inc. *	2,300,000	109,342,000
Patterson-UTI Energy, Inc.	3,403,600	94,722,188
Rosetta Resources, Inc.*†	2,973,300	47,572,800
Rowan Companies, Inc.	2,060,000	61,202,600
		$396,201,438
RETAILING — 19.8%
Big Lots, Inc.*	4,300,000	$56,932,000
Charming Shoppes, Inc. *	5,400,000	50,382,000
Foot Locker, Inc.	1,610,000	43,824,200
Michaels Stores, Inc.	2,338,000	96,723,060
Rent - A - Center, Inc.*	1,309,200	30,491,268
Ross Stores, Inc.	1,787,400	51,673,734
Zale Corporation	1,175,000	37,235,750
		$367,262,012
TECHNOLOGY — 8.4%
Arrow Electronics, Inc.*	1,885,000	$51,196,600
Avnet, Inc. *	3,900,000	87,867,000
Exabyte Corporation*	427,400	106,850
Hutchinson Technology Incorporated*	131,500	5,064,065
Maxtor Corporation*	2,179,800	11,334,960
		$155,569,475
CONSUMER DURABLES — 5.5%
Champion Enterprises, Inc.*	2,227,200	$22,138,368
Coachmen Industries, Inc.‡	859,000	10,763,270
Fleetwood Enterprises, Inc.*‡	4,164,400	42,268,660
Thor Industries, Inc.	841,200	26,438,916
		$101,609,214
CONSUMER NON-DURABLES — 5.0%
American Greetings Corporation	1,343,500	$35,602,750
Reebok International Ltd.	1,350,000	56,470,500
		$92,073,250
INDUSTRIAL PRODUCTS — 3.2%
Trinity Industries, Inc.	1,829,700	$58,605,291
FINANCIAL — 2.3%
Horace Mann Educators Corporation	630,100	$11,858,482
WFS Financial Inc.*	75,400	3,823,534
Westcorp	535,100	28,049,942
		$43,731,958

HEALTH CARE — 0.8%
Apria Healthcare Group Inc.*	419,000	$14,514,160

TOTAL COMMON STOCKS — 66.3% (Cost $713,160,197)		$1,229,566,798

NON-CONVERTIBLE SECURITIES — 3.9%
U.S. Treasury Inflation - Indexed Notes — 3.375% 2007	$22,529,933	$23,262,155
Fifth Third Bancorp (floating extendible monthly security) — 3.26% 2009†	50,000,000	50,000,000
TOTAL NON-CONVERTIBLE SECURITIES (Cost $72,034,043)		$73,262,155

TOTAL INVESTMENT SECURITIES — 70.2% (Cost $785,194,240)		$1,302,828,953

SHORT-TERM U.S. GOVERNMENT SECURITIES — 16.3%
U.S. Treasury Bill — 2.8591% 8/4/2005	$213,000,000	$212,410,373
U.S. Treasury Bill — 3% 9/15/2005	90,000,000	89,435,745
TOTAL SHORT-TERM U.S. GOVERNMENT SECURITIES (Cost $301,877,772)		$301,846,118

SHORT-TERM CORPORATE NOTES — 16.1%
General Electric Company, Inc. — 3.01% 7/1/05	$20,000,000	$20,000,000
General Electric Company, Inc. — 3.18% 7/1/05	21,147,000	21,147,000
General Electric Capital Services, Inc. — 3.12% 7/14/05	36,326,000	36,285,073
ABN AMRO North America, Inc. — 3.205% 7/25/05	55,000,000	54,882,483
Illinois Tool Works, Inc. — 3.20% 7/29/05	50,000,000	49,875,556
Shell Finance (UK) Ltd. — 3.12% 8/5/05	40,972,000	40,847,718
General Electric Capital Services, Inc. — 3.26 8/8/05	32,132,000	32,021,430
Barclays U.S. Funding, Inc. — 3.245% 8/10/05	44,612,000	44,451,149
TOTAL SHORT-TERM CORPORATE NOTES (Cost $299,510,409)		$299,510,409

TOTAL SHORT-TERM INVESTMENTS — 32.4% (Cost $601,388,181)		$601,356,527

TOTAL INVESTMENTS — 102.6% (Cost $1,386,582,421)(A)		$1,904,185,480
Other assets and liabilities, net — (2.6%)		(48,709,098)
TOTAL NET ASSETS — 100%		$1,855,476,382

* Non-income producing securities

†      Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. Rosetta Resources, Inc. common stock (purchased at $16 per share on 6/28/2005) and the Fifth Third Bancorp 3.26% note due 2009 (purchased at par on 10/26/2004), constituted 2.6% and 2.7%, respectively, of total net assets at June 30, 2005.

‡ Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended June 30, 2005.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended June 30, 2005.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income

Coachmen Industries, Inc.	—	—	—	$51,540
Fleetwood Enterprises, Inc.	$3,730,656	—	—	—

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:				$535,203,996
Gross unrealized depreciation:				(17,600,937)
Net unrealized appreciation:				$517,603,059

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	August 26, 2005